Commitments, Lawsuit Settlement Agreement and Contingencies (Details) $ in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 08, 2022 MXN ($)	May 28, 2021 MXN ($)	Jul. 16, 2020 MXN ($)	Jun. 27, 2019 MXN ($)
Commitments, Lawsuit Settlement Agreement and Contingencies
Anticipated total settlement amount						$ 575,000	$ 256,300	$ 290,000	$ 682,000
Provision for lawsuit settlement agreement	$ 1,850,220		$ 1,850,220		$ 95.0
Reimbursement receivable	1,431,486		1,431,486		$ 73.5
Lawsuit settlement agreement, expense	$ 425,762	$ 21.5	$ 425,762	$ 21.5